2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
_____________________________
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-10765
1940 Act File No. 811-249

December 31, 2001

Filed via EDGAR (CIK #0000027801)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 2-10765
    DELAWARE GROUP EQUITY FUNDS I
    DELAWARE BALANCED FUND
    DELAWARE DEVON FUND
    _____________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 113, the most recent Post-Effective Amendment of Delaware Group Equity Funds I. Post-Effective Amendment No. 113 was filed electronically with the Commission on December 28, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor

___________________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary